S-K 1603(a)(9) Restrictions on Selling Securities	Dec. 17, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier to occur of (A) six months after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property 30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Black Spade Sponsor LLC III
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, or consultants, any affiliate or family member of any of our officers, directors, or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination(i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above, together with the underwriters
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above, except the underwriters shall also be permitted to make the same type of transfers to their affiliates as the sponsor can make to its affiliates as described above.
Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	Black Spade Sponsor LLC III
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

The 180 day lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of the representative. See “Underwriting — Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private warrants pursuant to the letter agreement described above.

Dennis Tam | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Dennis Tam
Dennis Tam | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Dennis Tam
Kester Ng | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Kester Ng
Kester Ng | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Kester Ng
Richard Taylor | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Richard Taylor
Richard Taylor | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Richard Taylor
Russell Galbut | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Russell Galbut
Russell Galbut | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Russell Galbut
Robert Moore | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Robert Moore
Robert Moore | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Robert Moore
Patsy Chan | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Patsy Chan
Patsy Chan | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Patsy Chan
Sammy Hsieh | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sammy Hsieh
Sammy Hsieh | Units, Warrants and Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sammy Hsieh